SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			1 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Subsequent event	Dec. 31, 2012 Golar LNG Partners	Nov. 30, 2012 Golar LNG Partners	Jul. 31, 2012 Golar LNG Partners	Apr. 30, 2011 Golar LNG Partners	Feb. 05, 2013 Golar LNG Partners Subsequent event	Feb. 28, 2013 Golar LNG Partners Subsequent event	Feb. 07, 2013 Golar LNG Partners Subsequent event	Feb. 07, 2013 Golar LNG Partners Subsequent event Vessels and equipment
Subsequent events:
Cash distribution per share (USD per share)										$ 0.50
Dividend Income, Operating				$ 14,400,000
Shares issued in equity offering									3,900,000
Price-per-share (USD per share)						$ 30.50	$ 30.95	$ 22.50	$ 29.74
General partner interest percentage									2.00%
Shares purchased to maintain ownerhip interest									416,947
Price paid per share (USD per share)									$ 29.74
Cumulative proceeds									180,600,000
Investments, ownership percentage					54.10%				50.90%
Drop-down amount											215,000,000
Debt assumed by equity method investee											89,500,000
Proceeds from disposal of fixed assets	$ 40,000	$ 0	$ 0									$ 125,500,000